Subsequent Events (Details)					6 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Loan amount			$ 6,895,315				¥ 50,000,000
Billed Accounts Receivable [Member]
Subsequent Events (Details) [Line Items]
Account receivable					$ 2,117,727
Unbilled Accounts Receivable [Member]
Subsequent Events (Details) [Line Items]
Account receivable					$ 5,935,687
Forecast [Member]
Subsequent Events (Details) [Line Items]
Loan amount	$ 2,068,595					¥ 15,000,000
Credit facility agreement	$ 2,068,595	¥ 15,000,000	2,068,595	¥ 15,000,000
Loan amount			$ 6,895,315				¥ 50,000,000
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate	6.43%					6.43%